Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We generally grant annual equity-based awards to our executive officers in the first quarter of the following year, although the exact timing may change from year to year. The Compensation Committee or the Board of Directors may also grant equity awards, including stock options, at different times of the year to new hires and in connection with promotions or other job changes. Neither the Compensation Committee nor the Board of Directors grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	We generally grant annual equity-based awards to our executive officers in the first quarter of the following year, although the exact timing may change from year to year. The Compensation Committee or the Board of Directors may also grant equity awards, including stock options, at different times of the year to new hires and in connection with promotions or other job changes.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Compensation Committee nor the Board of Directors grants equity awards in anticipation of the release of material non-public information and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false